Income Taxes	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income Taxes

Note 12. Income Taxes

The (benefit from) provision for income taxes attributable to income before income taxes consisted of:

	December 31,
(in millions)	2017	2016	2015
Current
Federal	$0.6	$1.0	$0.8
State and local	4.3	2.6	1.6
	4.9	3.6	2.4
Deferred
Federal	(38.9)	11.3	9.8
State and local	(1.0)	(0.9)	(1.9)
	(39.9)	10.4	7.9
Total (benefit from) provision for income taxes	$(35.0)	$14.0	$10.3

The Company’s provision for income taxes was different from the amount computed by applying the statutory federal income tax rate of 35% to the underlying income before income taxes as a result of the following:

	December 31,
(in millions)	2017	2016	2015
Income before income taxes	$46.8	$36.2	$29.9
U.S. statutory tax rate	35.0%	35.0%	35.0%
Taxes at the U.S. statutory rate	16.4	12.7	10.5
Tax effected differences
State and local taxes, net of federal benefit	1.9	1.5	1.3
Excess tax deductions on share-based payments	(1.0)	-	-
Change in valuation allowance	-	-	(0.1)
Change in tax rates	(52.1)	(0.4)	(1.7)
Change in uncertain tax positions	(0.4)	-	-
Other, net	0.2	0.2	0.3
Total (benefit from) provision for income taxes	$(35.0)	$14.0	$10.3

The change in tax rates is primarily a result of the Tax Cuts and Jobs Act, which reduced the Federal Statutory rate from 35% to 21% beginning January 1, 2018. Changes in the relative mix of revenue derived, wages paid and property locations by state, impact the Company’s apportionment factors and blended state tax rates which are applied in measuring its deferred tax assets and liabilities.

Deferred taxes consisted of the following:

	December 31,
(in millions)	2017	2016
Deferred tax assets
Net operating loss carryforwards	$0.3	$21.3
Deferred compensation	1.4	0.1
Stock-based compensation	4.5	6.2
Fixed asset depreciation	0.4	0.8
Accrued expenses	0.3	0.4
Credits	2.8	3.3
Other assets	1.1	2.0
Deferred tax assets	10.8	34.1
Valuation allowance	(0.3)	(0.3)
Net deferred tax assets	10.5	33.8
Deferred tax liabilities
Goodwill and intangible assets	(110.7)	(173.9)
Net deferred tax liability	$(100.2)	$(140.1)
Recognized as
Deferred income taxes, noncurrent	$(100.2)	$(140.1)
	$(100.2)	$(140.1)

The Tax Cuts and Jobs Act was enacted on December 22, 2017, and permanently reduces the U.S. federal corporate tax rate from 35% to 21%. Accounting Standard Codification ("ASC") 740 requires filers to record the effect of tax law changes in the period enacted. However, the SEC issued Staff Accounting Bulletin No. 118 ("SAB 118"), that permits filers to record provisional amounts during a measurement period ending no later than one year from the date of the Tax Cuts and Jobs Act enactment.

As of December 31, 2017, the Company has not completed its accounting for the tax effects of enactment of the Tax Cuts and Jobs Act. However, the Company has recorded a provisional tax benefit of $52.1 million for the remeasurement of certain deferred tax liabilities in the U.S. from 35% to 21%. This provisional amount is included as a component of (benefit from) provision for income taxes as reported in the consolidated statements of operations and comprehensive income.

Additionally, the Company has not recorded provisional amounts for other aspects of the Tax Cuts and Jobs Act, including the potential impact of items effective January 1, 2018 and continue to account for those items based on its existing accounting under ASC 740 and the provisions of the tax laws that were in effect immediately prior to enactment. Further, the Company anticipates the Department of the Treasury, FASB and other regulators to release additional guidance and authority that could affect the accounting for the tax effects of enactment of the Tax Cuts and Jobs Act.

At December 31, 2017 and 2016, the Company had federal net operating loss carryforwards of approximately zero and $59.9 million, respectively. At December 31, 2017 and 2016, the Company had federal alternative minimum tax (“AMT”) credit carryforwards of approximately $2.8 million and $3.3 million, respectively, and the AMT credits have an indefinite carryover period.

The following table reflects changes in the gross unrecognized tax benefits:

	December 31,
(in millions)	2017	2016	2015
Gross unrecognized tax benefits-beginning of period	$0.4	$0.4	$0.5
Decreases related to prior year tax positions	(0.4)	-	(0.1)
Increases related to current year tax provisions	1.7	-	-
Gross unrecognized tax benefits-end of period	$1.7	$0.4	$0.4

During all years presented, the Company recognized interest and penalties related to unrecognized tax benefits within the provision for income taxes in the consolidated statements of operations and comprehensive income. The amount of interest and penalties accrued as of December 31, 2017 and 2016 were not material.

If the balance of gross unrecognized tax benefits of $1.7 million as of December 31, 2017 were realized in a future period, this would result in a tax benefit of $0.5 million within the provision for income taxes at such time.